Stockholder's Equity and Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Changes in Class L Common Stock

The following table reflects the changes in Class L common stock for the years ended December 31, 2010, 2011, and 2012 (in thousands, except share data):

	Shares Issued	Shares Outstanding	Amount
Class L common stock, balance at December 31, 2009	1,316,146	1,315,003	$633,452
Issuance of Class L common stock	2,296	2,296	208
Repurchase of Class L common stock	-	(246)	(89)
Accretion of Class L preferred return	-	-	65,962

Class L common stock, balance at December 31, 2010	1,318,442	1,317,053	699,533
Issuance of Class L common stock	528	528	47
Accretion of Class L preferred return	-	-	72,842

Class L common stock, balance at December 31, 2011	1,318,970	1,317,581	772,422
Issuance of Class L common stock	18,610	18,610	1,675
Repurchase of Class L common stock	-	(9,076)	(4,643)
Retirement of treasury stock	(10,465)	-	-
Accretion of Class L preferred return	-	-	84,647

Class L common stock, balance at December 31, 2012	1,327,115	1,327,115	$854,101

Black-Scholes Option Pricing Model

The fair value of each stock option of Class A and Class L shares granted was estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions:

	Years ended December 31,
	2010	2011	2012
	Class A Shares	Class A Shares	Class L Shares	Class A Shares
Expected dividend yield	0.0%	0.0%	0.0%	0.0%
Expected stock price volatility	82.0%	82.0%	79.2%	79.2%
Risk free interest rate	1.4%	1.2%	0.68%	0.68%
Expected life of options (years)	3.69	3.47	4.16	4.16
Weighted average fair value per share of options granted during the period	$4.34	$10.40	$291.83	$6.84

Continuation Options
Stock Option Activity

The following table reflects stock option activity for the continuation options for the year ended December 31, 2012:

	Weighted Average Remaining Contractual Life in Years	Number of Options on Class L Shares	Class L Weighted Average Exercise Price	Number of Options on Class A Shares	Class A Weighted Average Exercise Price
Outstanding at January 1, 2012	0.9	23,191	$90.00	105,925	$4.93
Exercised		(18,610)	90.00	(85,001)	4.93

Outstanding and Exercisable at December 31, 2012	0.5	4,581	$90.00	20,924	$4.93

Equity Plan
Stock Option Activity

The table below reflects stock option activity under the Company’s equity plan for the year ended December 31, 2012.

	Weighted Average Remaining Contractual Life in Years	Class L Shares		Class A Shares
		Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2012	7.0	-	$-	715,321	$19.76

Exercised		-	-	(1,065)	19.70
Forfeited		-	-	(2,867)	19.70
Cancellations(1)		-	-	(711,389)	19.76
Option exchange(1)		90,630	511.51	413,953	12.00
Granted		32,556	511.51	148,699	12.00
Forfeited or expired		(1,109)	511.51	(5,188)	12.00

Outstanding at December 31, 2012	6.8	122,077	$511.51	557,464	$12.00
Exercisable at December 31, 2012	6.0	40,704	$511.51	185,915	$12.00
Vested and expected to vest at December 31, 2012	6.8	116,834	$511.51	533,641	$12.00